Operating Leases - Summary of Supplemental Disclosure for Statement of Cash Flows Related to Operating Lease - Graphite Bio, Inc. (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Graphite Bio, Inc.
Lessee Lease Description [Line Items]
Operating cash flows under operating leases	$ 44,123